Financial Instruments - Schedule of Maturity of Financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026
2025 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents					$ 509,798
Trade and other receivables, excluding deferred receivables					52,091
Deferred receivables					6,332
Other financial assets					430
Total contractual maturities of financial assets					$ 568,651
2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables				14,258
Other financial assets
Total contractual maturities of financial assets				$ 14,258
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables			708
Other financial assets
Total contractual maturities of financial assets			$ 708
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables		699
Other financial assets
Total contractual maturities of financial assets		$ 699
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	691
Other financial assets
Total contractual maturities of financial assets	691
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	789
Other financial assets	1,138
Total contractual maturities of financial assets	1,927
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	509,798
Trade and other receivables, excluding deferred receivables	52,091
Deferred receivables	23,477
Other financial assets	1,568
Total contractual maturities of financial assets	$ 586,934